Convertible Notes - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended		2 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 29, 2017 CNY (¥) shares	Aug. 04, 2017 CNY (¥) shares	Feb. 28, 2018 CNY (¥)	Jun. 30, 2017 CNY (¥)	Feb. 28, 2018 CNY (¥)	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2019	Feb. 28, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Jun. 30, 2020	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 29, 2017 USD ($) $ / shares	Aug. 04, 2017 USD ($) $ / shares
Line Of Credit Facility [Line Items]
Loss on Extinguishment of Convertible Notes															¥ (900)
Net loss										¥ (36,660)	$ (5,618)		¥ (519,634)		¥ (833,409)
Convertible Debt
Line Of Credit Facility [Line Items]
Line of credit facility				¥ 300,000
Huazhong
Line Of Credit Facility [Line Items]
Fair value of convertible note			¥ 207,300		¥ 207,300				¥ 207,300
Proceeds from convertible notes			190,000
Huazhong | Convertible Debt
Line Of Credit Facility [Line Items]
Drawn down a principal amount			¥ 190,000		¥ 190,000				¥ 190,000
Annual interest rate			12.00%		12.00%				12.00%
Debt instrument maturity term									22 months
Debt instrument extended maturity term									36 months
Debt instrument description															58th month	58th month
Accrued unpaid interest rate per annum				18.00%
Lock-up period expiration term			3 months
Debt instrument principle amount			¥ 193,400		¥ 193,400				¥ 193,400
Warrants issued			¥ 14,800
Loss (gain) on change in fair value of convertible notes					¥ 7,100										¥ (14,800)
Fair value of warrants															0
Warrants exercised															¥ 0
Warrant expiration period													2019-03	2019-03
Huazhong | IPO | Convertible Debt
Line Of Credit Facility [Line Items]
Conversion rate of public offering price of the ordinary shares										70.00%	70.00%		80.00%	80.00%	90.00%	90.00%
Huazhong | Maximum | Convertible Debt
Line Of Credit Facility [Line Items]
Percentage of internal rate of return				30.00%
Net loss				¥ 950,000
Huazhong | Minimum | Convertible Debt
Line Of Credit Facility [Line Items]
Percentage of internal rate of return				18.00%
Haitong | Convertible Debt
Line Of Credit Facility [Line Items]
Loss (gain) on change in fair value of convertible notes											$ 0			$ 0	¥ 42,792	$ 6,714
Haitong | IPO
Line Of Credit Facility [Line Items]
Debt instrument, convertible into ordinary shares | shares		4,201,681
Debt instrument, convertible, conversion price | $ / shares																				$ 5.95
Debt instrument, convertible, conversion ratio		70
Haitong | IPO | Convertible Debt
Line Of Credit Facility [Line Items]
Conversion rate of public offering price of the ordinary shares						60.00%	65.00%								70.00%	70.00%
Annual interest rate		12.00%																		12.00%
Debt instrument maturity term		5 years
Debt instrument principle amount		¥ 168,180																		$ 25,000
CICC ALPHA
Line Of Credit Facility [Line Items]
Debt instrument, convertible into ordinary shares | shares	3,865,547
Debt instrument, convertible, conversion price | $ / shares																			$ 5.95
Debt instrument, convertible, conversion ratio	70
CICC ALPHA | Convertible Debt
Line Of Credit Facility [Line Items]
Conversion rate of public offering price of the ordinary shares								70.00%				55.00%
Annual interest rate	15.00%																		15.00%
Debt instrument maturity term	4 years
Debt instrument principle amount	¥ 153,026																		$ 23,000
Loss (gain) on change in fair value of convertible notes											0			0	¥ 52,368	$ 8,217
Fair value of derivative liabilities													¥ 172,235		63,942		$ 24,740	$ 9,300
Changes in fair value of derivative liabilities										¥ 20,917	2,939		¥ 104,589	$ 15,440	¥ 44,288	$ 6,500
CICC ALPHA | Maximum | Convertible Debt | Founder Awards
Line Of Credit Facility [Line Items]
Percentage of internal rate of return	30.00%
CICC ALPHA | Minimum | Convertible Debt | Floor Return
Line Of Credit Facility [Line Items]
Percentage of internal rate of return	25.00%
Mr. Yunlong Sha | CICC ALPHA | Convertible Debt | Floor Return
Line Of Credit Facility [Line Items]
Amount contibuted by founder to meet the shortfall										¥ 293,861	$ 41,945
Number of equity shares purchased to settle compensation shortfall | shares										3,865,547	3,865,547